INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY - disposal of subsidiaries (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
Proceeds from sale of investment/subsidiary		$ 6,745	$ 50
Company
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
Investment in subsidiaries		$ 26,231	$ 59,050	$ 80,067	$ 15,067
Galaxy Power LLC
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
Proceeds from sale of investment/subsidiary	$ 65,000
Loss on sale of subsidiary	(55,000)
Galaxy Power LLC | Company
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
Investment in subsidiaries	$ 120,000